AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.2%
Asset-Backed Securities — 3.1%
Automobiles — 0.8%
American Credit Acceptance Receivables Trust,
Series 2024-04, Class D, 144A
5.340%	08/12/31	1,245	$1,251,885
Bridgecrest Lending Auto Securitization Trust,
Series 2025-01, Class C
5.150%	12/17/29	3,200	3,217,772
Series 2025-04, Class C
4.800%	08/15/31	801	799,136
Series 2026-01, Class C
4.440%	11/17/31	875	867,667
Consumer Portfolio Services Auto Trust,
Series 2025-B, Class C, 144A
5.120%	07/15/31	2,540	2,557,284
Credit Acceptance Auto Loan Trust,
Series 2025-01A, Class C, 144A
5.710%	07/16/35	4,912	4,961,827
Series 2025-02A, Class B, 144A
4.870%	01/15/36	1,254	1,256,281
Research-Driven Pagaya Motor Trust,
Series 2025-05A, Class A3, 144A
4.838%	06/26/34	3,400	3,402,030
Santander Drive Auto Receivables Trust,
Series 2024-04, Class B
4.930%	09/17/29	3,300	3,319,247
Series 2024-04, Class D
5.320%	12/15/31	1,200	1,210,189
Series 2025-03, Class C
4.680%	09/15/31	1,320	1,321,882
Westlake Automobile Receivables Trust,
Series 2023-01A, Class D, 144A
6.790%	11/15/28	2,375	2,413,018
Series 2024-01A, Class D, 144A
6.020%	10/15/29	866	881,913
			27,460,131
Consumer Loans — 0.9%
Aqua Finance Issuer Trust,
Series 2025-A, Class A, 144A
5.250%	12/19/50	1,970	1,993,607
Series 2025-B, Class A, 144A
4.790%	05/17/51	1,668	1,675,368
Series 2026-A, Class A, 144A
4.760%	04/17/51	1,882	1,872,596
Foundation Finance Trust,
Series 2025-01A, Class A, 144A
4.950%	04/15/50	2,093	2,096,828
Series 2025-03A, Class A, 144A
4.560%	08/15/52	2,196	2,178,713
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A3, 144A
5.020%	06/25/60	866	875,488
Lendmark Funding Trust,
Series 2021-02A, Class A, 144A
2.000%	04/20/32	3,528	3,411,200
Series 2025-01A, Class C, 144A
5.680%	09/20/34	1,475	1,487,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2025-02A, Class A, 144A
4.780%	10/20/34	6,655	$6,639,541
Series 2025-02A, Class B, 144A
4.980%	10/20/34	2,500	2,495,826
Mariner Finance Issuance Trust,
Series 2025-BA, Class A, 144A
4.590%	11/22/38	2,231	2,220,032
OneMain Financial Issuance Trust,
Series 2020-02A, Class B, 144A
2.210%	09/14/35	2,915	2,823,194
Oportun Issuance Trust,
Series 2025-D, Class C, 144A
5.800%	02/08/33	1,155	1,156,051
Series 2026-A, Class B, 144A
5.060%	01/09/34	2,505	2,498,775
UPG HI Issuer Trust,
Series 2025-02, Class A, 144A
5.000%	09/25/47	746	741,660
			34,166,379
Credit Cards — 0.2%
Capital One Multi-Asset Execution Trust,
Series 2025-A03, Class A
4.650%	10/15/37	5,840	5,765,734
Equipment — 0.3%
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-01, Class A4, 144A
4.580%	01/15/32	1,207	1,217,445
NMEF Funding LLC,
Series 2025-B, Class A2, 144A
4.640%	01/18/33	2,577	2,584,728
SCF Equipment Leasing LLC,
Series 2025-01A, Class B, 144A
5.230%	09/20/34	4,316	4,428,498
Series 2025-02A, Class A3, 144A
4.330%	06/20/36	3,256	3,239,909
			11,470,580
Home Equity Loans — 0.5%
COOPR Residential Mortgage Trust,
Series 2025-CES01, Class A1A, 144A
5.654%(cc)	05/25/60	2,249	2,261,653
Series 2025-CES03, Class A1A, 144A
4.840%(cc)	09/25/60	3,811	3,781,956
GS Mortgage Backed Securities Trust,
Series 2025-CES01, Class A1A, 144A
5.568%(cc)	05/25/55	1,372	1,375,912
RCKT Mortgage Trust,
Series 2025-CES09, Class A1A, 144A
4.795%(cc)	09/25/55	2,511	2,489,482
Series 2025-CES11, Class A1A, 144A
4.966%(cc)	11/25/55	1,989	1,977,998
Series 2025-CES12, Class A1A, 144A
5.027%(cc)	11/25/55	2,750	2,736,494
A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2026-CES02, Class A1A, 144A
4.762%(cc)	02/25/56	2,970	$2,937,269
			17,560,764
Other — 0.4%
AMSR Trust,
Series 2024-SFR02, Class A, 144A
4.150%	11/17/41	4,275	4,172,764
Series 2026-SFR01, Class A
3.775%	04/17/31	2,420	2,272,263
Bridge Trust,
Series 2025-SFR01, Class B, 144A
4.200%	09/17/42	2,596	2,461,565
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	335	203,718
Progress Residential Trust,
Series 2025-SFR02, Class A, 144A
3.305%	04/17/42	3,513	3,310,138
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	2,375	2,245,511
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class B, 144A
4.930%	04/20/44	897	896,457
			15,562,416
Student Loan — 0.0%
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 30 Day Average SOFR + 0.794% (Cap N/A, Floor 0.680%)
4.456%(c)	05/25/39	363	360,599

Total Asset-Backed Securities (cost $112,317,180)			112,346,603
Commercial Mortgage-Backed Securities — 0.5%
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.587%(cc)	09/10/50	650	616,738
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,098,770
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,314,239
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
1.926%(cc)	07/25/30	2,036	93,098
Series 2020-M50, Class X1, IO
1.822%(cc)	10/25/30	331	10,149
Series 2021-M03, Class X1, IO
1.830%(cc)	11/25/33	259	14,967
FHLMC Multifamily Structured Credit Risk Notes,
Series 2025-MN11, Class M1, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.312%(c)	07/25/45	1,985	1,983,395
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	$2,947,188
PRM7 Trust,
Series 2025-PRM07, Class A, 144A
4.363%(cc)	11/10/42	3,257	3,180,608
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	2,568	2,610,699
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class B, 144A, 1 Month SOFR + 1.741% (Cap N/A, Floor 1.741%)
5.414%(c)	05/15/39	1,144	1,142,166
Velocity Commercial Capital Loan Trust,
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	26	23,730
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	30	28,184
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	31	28,392
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	26	23,484
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	19	17,661
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	460,154

Total Commercial Mortgage-Backed Securities (cost $16,202,246)			16,593,622
Corporate Bonds — 34.4%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.450%	11/01/28	1,534	1,499,093
3.950%	08/01/59	248	170,547
5.805%	05/01/50	3,451	3,331,239
7.008%	05/01/64	920	1,017,456
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	2,367	2,357,972
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33	3,760	3,714,801
4.950%	03/16/36	2,580	2,559,648
5.732%	03/16/56	2,765	2,733,753
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
4.750%	04/15/36	1,095	1,064,028
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
5.700%	11/15/54(a)	1,410	1,408,563
RTX Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	797	694,084

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.125%	07/01/50	383	$251,827
4.450%	11/16/38	442	407,819
			21,210,830
Agriculture — 1.2%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	2,808	2,464,042
3.400%	02/04/41	4,086	3,084,802
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.734%	09/25/40	2,255	1,785,819
4.540%	08/15/47	850	687,618
5.834%	02/20/31	4,297	4,495,285
7.079%	08/02/43	2,634	2,890,957
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.650%	09/17/34	785	758,710
4.800%	03/19/33	2,675	2,640,687
5.150%	03/19/36	3,425	3,378,041
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.500%	02/01/30	2,679	2,744,971
5.875%	07/01/34	4,670	4,791,828
Japan Tobacco, Inc. (Japan),
Sr. Unsec’d. Notes, 144A
5.850%	06/15/35	2,085	2,182,659
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	344	276,291
4.625%	10/29/35	5,000	4,808,868
4.750%	11/01/31	2,538	2,548,544
5.375%	02/15/33	2,340	2,405,091
			41,944,213
Airlines — 0.1%
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28	293	288,541
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	440	434,856
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	638	626,483
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33	898	795,852
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	590	569,281
United Airlines 2024-1 Class A Pass Through Trust,
Pass-Through Certificates
5.875%	08/15/38	1,979	2,033,435
			4,748,448
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.5%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	900	$781,837
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.800%	03/08/29	2,445	2,473,670
7.200%	06/10/30	1,978	2,081,678
7.350%	03/06/30	1,121	1,182,805
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49(a)	472	441,163
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32	11	11,252
5.900%	01/07/35(a)	2,990	3,043,804
5.950%	04/04/34	1,894	1,943,838
6.100%	01/07/34	874	907,581
6.150%	07/15/35	860	889,010
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
5.750%	03/18/30	628	625,046
6.450%	03/18/35	1,580	1,557,386
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.450%	09/11/27	812	809,837
5.800%	03/27/35	1,833	1,829,776
			18,578,683
Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	1,043	1,044,300
Banks — 9.8%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
5.320%(ff)	05/15/31	2,624	2,669,034
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
5.127%	03/03/36	1,200	1,164,100
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.722%(ff)	09/14/27	600	592,158
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	1,938	1,941,989
Sr. Unsec’d. Notes
5.045%(ff)	02/06/37(a)	3,514	3,466,924
5.202%(ff)	04/25/29	2,446	2,480,710
5.288%(ff)	04/25/34	2,094	2,118,694
5.819%(ff)	09/15/29	6,008	6,197,445
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	4,251	3,788,350
1.922%(ff)	10/24/31	2,154	1,908,336
2.884%(ff)	10/22/30	3,680	3,478,482
3.974%(ff)	02/07/30	6,631	6,538,865

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
3.846%(ff)	03/08/37	1,982	$1,834,617
5.518%(ff)	10/25/35	1,990	1,990,770
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30	2,411	2,469,639
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	361	346,560
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.521%(ff)	02/24/32	875	856,653
5.207%(ff)	02/24/37	5,400	5,231,804
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)	2,440	2,511,126
Sr. Non-Preferred Notes, 144A
4.792%(ff)	05/09/29	1,845	1,848,244
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
4.760%(ff)	01/13/32	2,200	2,167,481
5.876%(ff)	01/14/31	1,160	1,193,191
Sr. Non-Preferred Notes, 144A, MTN
5.417%(ff)	01/13/37	1,815	1,764,380
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.581%(ff)	07/03/36	600	602,611
6.684%(ff)	09/13/27	1,165	1,175,699
6.840%(ff)	09/13/34	1,859	2,017,909
Citigroup, Inc.,
Jr. Sub. Notes, Series CC
7.125%(ff)	08/15/29(oo)	1,293	1,306,049
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	2,985	2,982,632
Jr. Sub. Notes, Series FF
6.950%(ff)	02/15/30(oo)	1,906	1,917,414
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)	1,667	1,675,812
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	1,148	1,052,762
2.976%(ff)	11/05/30	5,242	4,948,737
3.520%(ff)	10/27/28	339	333,953
3.980%(ff)	03/20/30	8,137	8,007,423
4.503%(ff)	09/11/31	1,739	1,718,211
4.952%(ff)	05/07/31	3,000	3,018,865
5.174%(ff)	09/11/36(a)	3,171	3,140,317
5.333%(ff)	03/27/36	1,800	1,804,675
Sub. Notes
5.827%(ff)	02/13/35	1,029	1,042,040
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
4.656%(ff)	01/12/32	5,970	5,872,728
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	720	738,766
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,405	$2,370,357
4.725%(ff)	02/06/32	900	887,142
4.950%(ff)	08/04/31	6,315	6,293,024
7.146%(ff)	07/13/27	945	951,366
Sr. Preferred Notes
4.469%(ff)	12/10/31	865	849,642
Sub. Notes
7.079%(ff)	02/10/34	2,380	2,536,348
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.337%(ff)	04/25/33(a)	1,210	1,165,497
4.566%(ff)	04/29/32	1,215	1,192,340
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	6,753	6,664,836
4.017%(ff)	10/31/38	1,658	1,446,416
4.369%(ff)	10/21/31	5,195	5,093,224
4.516%(ff)	01/21/32(a)	3,405	3,353,983
4.692%(ff)	10/23/30	1,413	1,414,088
5.065%(ff)	01/21/37(a)	2,398	2,347,956
5.218%(ff)	04/23/31(a)	7,215	7,335,995
5.330%(ff)	07/23/35	5,762	5,781,043
5.536%(ff)	01/28/36	112	113,862
5.541%(ff)	01/21/47	1,138	1,083,878
6.484%(ff)	10/24/29	12,584	13,168,884
Sub. Notes
5.387%(ff)	02/02/41(a)	4,280	4,141,425
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.675%(ff)	03/10/32	4,345	4,281,953
5.130%(ff)	11/19/28	2,411	2,424,900
5.240%(ff)	05/13/31(a)	5,130	5,195,639
5.279%(ff)	03/10/37	2,985	2,924,983
7.390%(ff)	11/03/28	1,678	1,749,515
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35	2,094	2,137,070
6.208%(ff)	08/21/29	1,203	1,247,316
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, SOFR Index + 1.010%
4.657%(c)	03/25/29	2,745	2,748,882
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.950%(ff)	06/01/42	5,017	4,217,562
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30	870	874,027
Keybank National Association,
Sub. Notes
3.900%	04/13/29	1,250	1,220,007
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33	3,205	3,134,225

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
M&T Bank Corp.,
Sr. Unsec’d. Notes
6.082%(ff)	03/13/32(a)	3,216	$3,369,614
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36(a)	1,497	1,484,352
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.505%(ff)	01/14/32	2,285	2,249,234
4.527%(ff)	09/12/31	2,765	2,735,047
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	3,450	3,440,468
4.493%(ff)	01/16/32	1,620	1,593,378
4.654%(ff)	10/18/30	3,382	3,379,512
4.708%(ff)	03/12/32	7,015	6,967,542
5.042%(ff)	07/19/30	1,722	1,742,123
5.073%(ff)	01/30/37	2,999	2,937,318
5.173%(ff)	01/16/30	1,510	1,531,382
5.192%(ff)	04/17/31	2,027	2,057,357
5.230%(ff)	01/15/31	2,875	2,919,865
5.449%(ff)	07/20/29	3,850	3,920,626
6.407%(ff)	11/01/29	3,709	3,869,343
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	2,421	2,248,701
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,081	936,514
1.928%(ff)	04/28/32	525	455,033
2.511%(ff)	10/20/32	513	453,039
5.424%(ff)	07/21/34	1,571	1,592,810
5.656%(ff)	04/18/30	2,680	2,757,076
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31	2,100	2,058,578
4.892%(ff)	10/22/36	1,000	966,399
Sub. Notes
2.484%(ff)	09/16/36	5,226	4,495,680
5.314%(ff)	01/18/41	1,245	1,201,224
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.465%(ff)	11/19/31	2,550	2,510,980
4.734%(ff)	07/18/31	2,890	2,880,105
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
8.125%(ff)	11/10/33(oo)	790	854,590
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.412%	11/06/30(a)	2,830	2,790,493
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.625%(ff)	09/13/33	1,175	1,166,767
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series T
3.400%(ff)	09/15/26(oo)	192	189,018
Sr. Unsec’d. Notes
5.373%(ff)	07/21/36	850	856,658
5.676%(ff)	01/22/35	1,378	1,418,452
6.875%(ff)	10/20/34	789	870,666
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
5.423%(ff)	01/25/41	1,850	$1,815,500
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30	3,642	3,644,450
5.694%(ff)	04/15/31	3,450	3,542,379
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.400%(ff)	04/10/37	1,490	1,436,775
Sr. Non-Preferred Notes, 144A, MTN
5.250%	02/19/27	470	472,850
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.018%(ff)	02/08/30	4,062	4,308,929
Sr. Unsec’d. Notes, 144A, MTN
5.243%(ff)	01/13/37	545	527,794
State Street Corp.,
Jr. Sub. Notes, Series J
6.700%(ff)	09/15/29(oo)	2,574	2,642,264
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.494%(ff)	01/15/32	1,370	1,348,620
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
4.928%	10/15/35(a)	2,030	1,991,979
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36	2,670	2,586,264
5.122%(ff)	01/26/34	3,461	3,448,638
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	821	847,737
5.836%(ff)	06/12/34	1,704	1,778,768
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)	1,690	1,791,737
9.250%(ff)	11/13/33(oo)	790	889,738
Sr. Unsec’d. Notes, 144A, MTN
4.844%(ff)	11/06/33	3,870	3,796,590
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	3,673	3,363,727
Sub. Notes, 144A, MTN
5.459%(ff)	06/30/35	1,503	1,501,392
Wells Fargo & Co.,
Jr. Sub. Notes
6.125%(ff)	06/15/31(oo)	2,005	2,010,857
Sr. Unsec’d. Notes
4.960%(ff)	01/23/37	7,284	7,096,150
5.150%(ff)	04/23/31	13,111	13,333,590
5.244%(ff)	01/24/31	3,440	3,505,846
Sr. Unsec’d. Notes, MTN
5.557%(ff)	07/25/34	3,608	3,694,720
			348,540,778

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	941	$916,956
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.950%	01/15/42	2,925	2,713,011
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.350%	03/15/51	636	408,243
Maple Parent Holdings Corp.,
Gtd. Notes, 144A
5.050%	03/26/31	425	423,068
5.700%	03/26/36	679	673,848
6.625%	03/26/56	365	361,431
			5,496,557
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	2,155	2,002,695
3.150%	02/21/40	2,473	1,921,473
4.200%	02/22/52	1,462	1,133,731
4.663%	06/15/51	355	298,060
4.850%	02/19/36	178	174,807
4.875%	03/01/53	3,331	2,877,430
5.650%	03/02/53	250	241,969
5.750%	03/02/63	1,259	1,210,027
Biogen, Inc.,
Sr. Unsec’d. Notes
5.750%	05/15/35	328	339,190
6.450%	05/15/55(a)	3,385	3,513,953
			13,713,335
Building Materials — 0.0%
CRH America Finance, Inc.,
Gtd. Notes
4.400%	02/09/31	605	596,895
Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	328	292,718
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	2,435	2,395,356
5.419%	11/15/48	150	138,445
EIDP, Inc.,
Sr. Unsec’d. Notes
5.125%	05/15/32	1,245	1,263,509
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	1,410	1,021,521
5.875%	01/15/36(a)	2,215	2,221,549
			7,333,098
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 0.7%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30	270	$252,450
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/15/31	1,500	1,314,840
4.875%	11/15/30	9,415	9,241,430
5.200%	11/15/32	1,110	1,077,199
5.550%	11/15/35	1,260	1,211,573
Quanta Services, Inc.,
Sr. Unsec’d. Notes
2.900%	10/01/30	689	639,465
4.500%	01/15/31	3,010	2,986,568
5.100%	08/09/35	1,810	1,785,354
5.250%	08/09/34	3,139	3,158,655
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	503	337,466
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	843	658,628
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/31	1,498	1,473,040
			24,136,668
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.950%	09/11/49(a)	1,135	745,267
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,409	1,252,922
4.375%	05/15/30	5,065	4,986,211
5.000%	03/15/36	1,645	1,590,213
5.400%	03/15/32(a)	1,505	1,532,724
			10,107,337
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes
5.200%	03/22/63	855	766,002
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28(a)	1,244	1,197,632
3.300%	01/30/32	2,908	2,636,703
5.000%	11/15/35	421	407,402
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33	565	566,394
5.667%(ff)	04/25/36	780	806,588
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.700%	01/30/31	1,375	1,345,713
4.850%	04/01/33	1,239	1,186,801

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
4.950%	10/15/32	845	$822,113
5.150%	01/15/30	4,505	4,522,823
5.375%	05/30/30	4,740	4,793,420
5.750%	11/15/29	415	424,549
6.375%	05/04/28	945	971,838
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.914%(ff)	11/14/36	2,930	2,847,749
Equitable America Global Funding,
Sec’d. Notes, 144A
4.700%	09/15/32	3,724	3,612,229
			26,141,954
Electric — 4.5%
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28(a)	1,759	1,775,032
5.800%	03/15/32(a)	1,006	1,012,192
Alliant Energy Corp.,
Jr. Sub. Notes
5.750%(ff)	04/01/56	800	777,283
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	2	1,637
CMS Energy Corp.,
Jr. Sub. Notes
3.750%(ff)	12/01/50	1,026	934,494
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51(a)	1,114	792,165
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42(a)	2,060	2,019,437
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	3,610	3,566,387
5.000%	02/01/31	575	576,606
Consumers Energy Co.,
First Mortgage
3.950%	05/15/43	1,307	1,061,284
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56	3,336	3,308,094
Sr. Unsec’d. Notes
4.700%	12/01/44	759	647,318
Sr. Unsec’d. Notes, Series B
3.300%	04/15/41	1,922	1,427,155
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	1,404	1,254,516
DTE Energy Co.,
Sr. Unsec’d. Notes
5.200%	04/01/30(a)	3,950	4,028,827
Duke Energy Carolinas LLC,
First Ref. Mortgage
4.000%	09/30/42	467	383,199
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.700%	09/15/55	1,072	$1,013,266
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	2,008	1,219,809
5.250%	03/01/34	2,941	3,010,585
5.400%	04/01/53	1,337	1,246,705
Duke Energy Ohio, Inc.,
First Mortgage
5.300%	06/15/35	3,180	3,222,874
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	328	202,323
4.375%	03/30/44	313	265,068
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	286	282,486
Edison International,
Sr. Unsec’d. Notes
5.250%	03/15/32	572	566,391
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
6.375%	01/13/55	1,485	1,498,150
Emera US Finance LLC,
Gtd. Notes
5.200%	04/01/33	2,895	2,879,875
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31	2,604	2,319,189
4.750%	06/15/46(a)	779	640,534
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41	800	563,688
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	4,387	4,164,260
2.500%	07/12/31	1,382	1,225,459
3.500%	04/06/28	770	754,879
4.125%	09/30/28	943	933,370
5.125%	06/26/29	2,057	2,085,692
5.750%	09/30/55	520	484,884
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	1,235	1,261,834
Entergy Corp.,
Jr. Sub. Notes
5.875%(ff)	06/15/56	2,250	2,220,320
7.125%(ff)	12/01/54	3,384	3,464,221
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	522	456,911
2.900%	03/15/51	366	224,550
5.700%	03/15/54	1,152	1,119,762
5.800%	03/15/55	1,430	1,403,890

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	418	$289,042
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27(a)	32	31,462
5.150%	06/01/45	96	88,471
5.550%	09/15/54	380	359,041
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56	1,350	1,326,161
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	638	529,180
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	454	451,207
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	5,128	4,793,895
4.875%	04/15/31	2,325	2,325,117
5.500%	04/15/36	1,150	1,153,047
5.650%	05/09/34	3,118	3,203,363
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	661	576,315
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27(a)	1,123	1,112,204
5.400%	12/15/43	1,117	1,044,073
Nevada Power Co.,
Jr. Sub. Notes
6.250%(ff)	05/15/55(a)	4,380	4,373,879
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
5.900%	03/15/55	745	732,525
6.750%(ff)	06/15/54(a)	1,219	1,263,840
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,560	2,522,399
4.734%	10/15/30	1,550	1,531,636
5.407%	10/15/35	2,291	2,243,793
7.000%	03/15/33	1,327	1,436,249
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	964	577,274
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	442	396,452
4.400%	03/01/32	1,151	1,112,194
4.450%	04/15/42	547	450,400
4.500%	07/01/40	3,237	2,765,411
4.550%	07/01/30	1,191	1,174,128
4.600%	06/15/43	683	560,905
5.550%	05/15/29	1,896	1,940,619
6.000%	08/15/35	5	5,165
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
6.000%	05/01/56	385	$366,029
6.100%	01/15/29	1,157	1,197,461
6.150%	01/15/33	518	542,128
6.400%	06/15/33	2,681	2,846,174
Sr. Sec’d. Notes
3.250%	06/01/31	1,925	1,775,438
PacifiCorp,
First Mortgage
2.900%	06/15/52	963	547,387
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	980	604,141
PG&E Corp.,
Jr. Sub. Notes
6.850%(ff)	09/15/56	985	970,124
7.375%(ff)	03/15/55	1,748	1,757,835
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	1,887	1,560,695
First Mortgage, Series 36
2.700%	01/15/51	378	222,681
First Mortgage, Series 39
4.500%	06/01/52	408	332,539
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.450%	01/15/36(a)	4,600	4,633,417
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	262	138,661
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.725%	03/15/35	3,060	3,084,280
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
5.638%	04/15/41	1,183	1,173,648
San Diego Gas & Electric Co.,
First Mortgage
5.200%	03/15/36	460	458,644
5.350%	04/01/53	2,690	2,480,507
5.400%	04/15/35	2,620	2,664,744
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55	975	948,312
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34	4,786	4,753,154
5.250%	03/15/30	1,173	1,190,921
5.700%	03/01/53	305	281,326
5.850%	11/01/27	751	765,147
5.875%	12/01/53	57	54,046
First Mortgage, Series A
4.200%	03/01/29	1,538	1,520,856
First Ref. Mortgage, Series B
3.650%	03/01/28	1,189	1,169,102
First Ref. Mortgage, Series C
3.600%	02/01/45	428	303,891

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	574	$536,400
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30	867	855,010
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35	4,335	4,204,291
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	2,493	2,176,214
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	445	391,486
Union Electric Co.,
First Mortgage
5.200%	04/01/34	1,068	1,085,539
5.250%	01/15/54	1,033	949,582
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	2,042	1,140,396
5.700%	08/15/53	852	825,168
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	435	377,979
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
4.600%	10/15/30	426	418,491
5.250%	10/15/35	1,029	1,002,631
5.350%	01/31/36	4,827	4,723,884
5.700%	12/30/34	90	90,696
			159,787,103
Electronics — 0.0%
Jabil, Inc.,
Sr. Unsec’d. Notes
4.750%	02/01/33	1,214	1,181,097
Environmental Control — 0.2%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31	6,175	6,391,434
Sr. Sec’d. Notes, 144A
3.500%	09/01/28	680	660,062
Veralto Corp.,
Gtd. Notes
5.350%	09/18/28	1,227	1,252,929
			8,304,425
Foods — 0.6%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29	837	864,876
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
3.000%	05/15/32	600	531,402
3.625%	01/15/32	1,045	964,564
4.375%	02/02/52	1,266	956,056
5.500%	01/15/36	3,845	3,827,416
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
6.375%	04/15/66	1,240	$1,210,298
6.500%	12/01/52	180	181,178
Sr. Unsec’d. Notes, 144A
6.400%	05/10/57	1,085	1,076,484
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	2,660	2,075,108
5.500%	06/01/50	1,415	1,261,406
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	03/01/28(a)	3,195	3,213,543
5.000%	03/01/32	1,110	1,123,046
5.200%	03/01/35	2,560	2,583,280
5.650%	05/01/45	1,066	1,051,968
5.800%	05/01/65	1,036	1,016,809
			21,937,434
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	430	408,359
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54	1,232	1,264,759
Sr. Unsec’d. Notes
5.800%	02/01/42	183	179,580
5.950%	06/15/41	1,117	1,136,365
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.350%	06/01/50	1,271	858,044
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33	1,810	1,881,423
Gtd. Notes, Series 20-A
1.750%	01/15/31	559	490,688
Gtd. Notes, Series 21A
3.150%	09/30/51	1,363	873,020
			7,092,238
Healthcare-Products — 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.650%	03/15/36	5,152	5,033,516
Solventum Corp.,
Sr. Unsec’d. Notes
5.450%	03/13/31(a)	1,696	1,740,131
5.600%	03/23/34(a)	5,337	5,455,594
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
5.500%	02/19/35(a)	1,315	1,341,291
			13,570,532
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/44	883	741,547

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
6.750%	12/15/37	993	$1,072,280
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	779	722,351
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	271	240,656
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	235	203,440
6.100%	10/15/52	1,660	1,666,423
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	3,517	3,470,199
4.600%	11/15/32	2,600	2,529,954
4.625%	03/15/52	600	477,529
5.200%	06/01/28	2,093	2,124,477
5.250%	06/15/49	270	238,068
5.500%	03/01/32	2,750	2,816,981
5.625%	09/01/28	1,761	1,796,674
5.700%	11/15/55	925	860,403
5.875%	02/01/29	2,525	2,597,385
5.950%	09/15/54	401	385,153
6.200%	03/01/55	341	337,590
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	701	519,964
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	237	163,214
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/27	459	460,981
5.000%	12/15/34	4,281	4,250,076
Roche Holdings, Inc.,
Gtd. Notes, 144A
5.338%	11/13/28	1,651	1,697,944
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	194	185,059
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	2,427	1,763,008
2.900%	05/15/50	522	325,107
3.050%	05/15/41	358	265,294
3.250%	05/15/51	510	335,956
3.500%	08/15/39	743	602,053
5.350%	02/15/33(a)	1,128	1,157,998
5.375%	04/15/54	445	408,923
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	608	385,920
			34,802,607
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.8%
Athene Global Funding,
Sec’d. Notes, 144A
5.033%	07/17/30	4,495	$4,445,938
Sr. Sec’d. Notes, 144A
5.543%	08/22/35(a)	3,235	3,162,546
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	449	337,714
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A
4.900%	08/21/32(a)	1,311	1,290,968
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	745	739,607
Guardian Life Global Funding,
Sr. Sec’d. Notes, 144A
4.673%	09/05/32	2,755	2,718,232
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	427	423,856
MetLife Capital Trust IV,
Jr. Sub. Notes, 144A
7.875%	12/15/67	2,705	2,936,791
MetLife, Inc.,
Sub. Notes
5.850%(ff)	03/15/56	531	521,147
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	525	493,279
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	2,539	2,566,567
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	252,809
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	773	674,064
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	822	714,075
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	537	390,407
4.450%	05/15/69	202	153,185
Nippon Life Insurance Co. (Japan),
Sr. Unsec’d. Notes, 144A
4.748%	04/02/31	2,090	2,092,894
5.046%	04/02/33	1,285	1,286,750
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	598	455,600
6.063%	03/30/40	538	558,762
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	751	502,232
6.850%	12/16/39	2,168	2,438,091
			29,155,514

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 1.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/36	3,390	$3,373,982
5.450%	11/15/55	825	797,981
5.750%	02/15/66	1,425	1,411,066
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.550%	03/13/33	1,863	1,844,981
4.650%	11/20/35	558	546,402
4.875%	03/13/36	3,456	3,423,801
5.650%	03/13/46	1,495	1,490,101
5.800%	03/13/56	4,596	4,584,765
6.050%	03/13/76	820	815,005
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	1,097	1,129,771
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/52	2,448	1,923,676
5.400%	08/15/54	4,024	3,643,960
5.500%	11/15/45	1,770	1,676,137
5.550%	08/15/64	848	761,630
5.600%	05/15/53	954	890,042
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	2,826	2,916,212
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29	2,326	2,304,905
Sr. Unsec’d. Notes
4.800%	09/15/35(a)	1,970	1,913,218
			35,447,635
Investment Companies — 0.0%
CFAMC II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	339,884
Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes, 144A
6.000%(ff)	02/25/56	728	718,463
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31	1,435	1,449,572
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	1,455	1,449,653
Machinery-Construction & Mining — 0.0%
GE Vernova, Inc.,
Sr. Unsec’d. Notes
5.500%	02/04/56	1,500	1,442,422
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	04/15/28	2,251	$2,308,795
6.400%	04/15/33	549	579,841
			2,888,636
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)	1,520	1,382,849
7.000%	02/01/33(a)	2,560	2,571,058
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,231	1,150,219
3.500%	06/01/41	1,925	1,349,188
3.500%	03/01/42	2,279	1,558,924
4.800%	03/01/50	1,316	976,043
6.484%	10/23/45	1,938	1,785,115
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30(a)	4,658	4,362,445
2.800%	01/15/51	1,921	1,098,926
2.887%	11/01/51	4,521	2,613,087
2.937%	11/01/56	5,129	2,847,635
3.750%	04/01/40	1,717	1,390,688
Gtd. Notes, 144A
5.168%	01/15/37	811	789,989
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	746	559,502
5.500%	09/01/41	1,490	1,282,227
5.875%	11/15/40	1,764	1,593,144
6.550%	05/01/37	883	890,151
			28,201,190
Mining — 0.6%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	2,461	2,247,070
4.750%	03/16/52	990	806,355
5.000%	03/21/33	2,355	2,317,932
5.250%	03/19/36	485	475,490
5.750%	04/05/34	2,660	2,734,693
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	253,157
Sr. Unsec’d. Notes, 144A
6.780%	01/13/55(a)	1,729	1,805,889
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43(a)	1,690	1,599,600
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.186%	04/01/30	780	790,932
5.400%	05/08/28	1,501	1,524,150

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
5.508%	04/01/36	1,460	$1,464,004
5.673%	04/01/35	3,763	3,833,612
6.375%	10/06/30	1,257	1,333,768
			21,186,652
Miscellaneous Manufacturing — 0.2%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	1,900	1,623,916
4.500%	03/06/33	1,710	1,685,950
5.450%	03/06/56	3,025	2,923,610
			6,233,476
Oil & Gas — 1.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.250%	10/30/35	1,842	1,793,113
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	1,726	1,734,218
Sr. Unsec’d. Notes
5.400%	02/01/36	2,200	2,166,213
ConocoPhillips Co.,
Gtd. Notes
5.550%	03/15/54	883	846,035
5.700%	09/15/63	1,576	1,517,017
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54	1,379	1,305,841
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	2,110	2,073,159
5.950%	05/15/54	2,089	2,067,164
EQT Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/29	541	539,444
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	3,078	2,999,259
5.375%	02/01/29	202	201,999
5.375%	03/15/30	3,705	3,737,427
Gtd. Notes, 144A
5.875%	02/01/29	1,617	1,617,168
6.750%	04/15/29	3,112	3,118,809
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40	1,936	1,753,374
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	2,925	3,089,217
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	512	435,778
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45(a)	1,250	987,947
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33	724	$764,101
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,790	2,511,645
2.150%	01/15/31	3,236	2,917,194
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,619	1,513,439
5.750%	11/13/35(a)	2,455	2,451,414
6.875%	09/19/33	1,385	1,502,482
Shell Finance US, Inc.,
Gtd. Notes, 144A
5.125%	10/15/41	1,300	1,245,533
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,456	1,074,773
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54	344	318,658
5.488%	04/05/54	885	844,982
5.638%	04/05/64	1,581	1,512,267
			48,639,670
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Gtd. Notes
4.650%	06/15/33(a)	2,859	2,814,630
5.000%	06/15/36	1,260	1,236,662
5.850%	06/15/56	1,185	1,158,406
			5,209,698
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
5.100%	03/17/30	1,110	1,121,697
5.125%	03/12/36(a)	1,351	1,312,702
5.500%	03/17/35(a)	1,770	1,791,862
Berry Global, Inc.,
Sr. Sec’d. Notes
5.800%	06/15/31	739	765,425
Sonoco Products Co.,
Sr. Unsec’d. Notes
4.600%	09/01/29	1,404	1,400,520
5.000%	09/01/34(a)	1,590	1,556,312
			7,948,518
Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	750	658,209
4.250%	11/21/49	3,892	3,156,202
4.400%	11/06/42	534	468,640
4.625%	10/01/42	1,113	999,331
4.750%	03/15/36(a)	1,885	1,846,012

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.500%	03/15/64	1,015	$967,203
5.550%	03/15/56	705	689,379
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	669	466,809
5.550%	02/22/54	1,670	1,607,754
Cencora, Inc.,
Sr. Unsec’d. Notes
2.800%	05/15/30	1,949	1,816,968
4.600%	02/13/33	615	604,267
4.850%	12/15/29	322	326,183
4.900%	02/13/36(a)	450	440,638
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	234	215,548
5.875%	06/01/53	2,309	2,185,782
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36(a)	330	310,983
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.650%	10/15/65	590	579,721
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.150%	05/17/63	340	304,746
5.550%	12/04/55	2,718	2,637,944
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	651	648,377
5.340%	05/19/63	3,504	3,183,309
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/35	1,840	1,823,420
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.650%	07/05/44	329	321,679
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	3,452	3,137,191
4.700%	02/01/43	1,060	944,916
			30,341,211
Pipelines — 2.1%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	2,917	2,835,630
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	2,390	2,176,429
4.500%	10/01/29	2,999	2,980,935
5.750%	08/15/34	1,276	1,315,546
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,446	1,441,227
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Colonial Enterprises, Inc.,
Gtd. Notes, 144A
5.627%	11/15/35	1,535	$1,533,956
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
4.999%	11/17/32	2,335	2,319,890
5.097%	10/01/31	813	817,715
6.042%	08/15/28	354	365,314
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	455	476,314
6.036%	11/15/33	828	872,853
DT Midstream, Inc.,
Gtd. Notes, 144A
4.125%	06/15/29	1,856	1,817,620
Energy Transfer LP,
Gtd. Notes, 144A
6.000%	02/01/29	3,643	3,670,314
7.375%	02/01/31	4,216	4,372,516
Jr. Sub. Notes
6.500%(ff)	02/15/56	3,360	3,315,452
Sr. Unsec’d. Notes
5.350%	01/15/36	670	665,715
5.950%	05/15/54	635	596,023
6.200%	04/01/55	1,520	1,475,651
6.300%	01/15/56	1,500	1,479,578
6.550%	12/01/33	728	786,143
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.500%	10/15/30	4,940	4,904,766
6.500%	06/01/29	1,005	1,026,980
Kinder Morgan Energy Partners LP,
Gtd. Notes
6.375%	03/01/41	1,130	1,189,058
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	4,057	4,070,193
MPLX LP,
Sr. Unsec’d. Notes
5.300%	04/01/36	2,860	2,819,972
5.400%	09/15/35	1,285	1,279,465
5.950%	04/01/55	1,504	1,433,916
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	858	859,396
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	442	296,148
4.300%	01/15/49	318	250,303
ONEOK, Inc.,
Gtd. Notes
5.050%	04/01/45	542	464,888
5.375%	06/01/29	543	553,225
5.400%	10/15/35	960	953,973
5.600%	04/01/44	1,895	1,741,924
6.100%	11/15/32	270	284,603

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.600%	01/15/36	1,885	$1,891,003
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	2,728	2,716,713
4.500%	05/15/30	1,430	1,420,658
South Bow USA Infrastructure Holdings LLC (Canada),
Gtd. Notes
4.911%	09/01/27	848	851,578
5.026%	10/01/29	2,389	2,404,942
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
5.600%	03/31/34	820	842,370
6.100%	06/01/40	574	594,418
Transcanada Trust (Canada),
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76	1,060	1,057,350
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	2,850	2,709,623
4.125%	08/15/31	700	651,042
6.250%	01/15/30	2,095	2,142,607
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.750%	01/15/36	324	342,826
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	836	745,940
			75,814,701
Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	3,820	3,197,650
5.250%	03/15/36	1,770	1,726,279
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29	2,424	2,464,659
5.450%	02/15/34	1,325	1,347,780
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.850%	02/15/33	1,315	1,291,311
5.500%	02/15/34	745	756,446
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	553	499,715
4.500%	10/15/30	1,122	1,106,765
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.100%	04/01/31	1,872	1,631,528
2.250%	01/15/31	2,085	1,843,650
2.900%	04/01/41	750	530,445
4.300%	02/15/29	883	872,693
5.000%	01/11/28	784	789,877
5.600%	06/01/29	2,163	2,215,086
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Equinix Europe 2 Financing Corp. LLC,
Gtd. Notes
4.600%	11/15/30	1,100	$1,089,547
5.500%	06/15/34	1,217	1,235,596
Extra Space Storage LP,
Gtd. Notes
4.950%	01/15/33	585	576,727
5.500%	07/01/30(a)	1,352	1,387,174
Healthpeak OP LLC,
Gtd. Notes
5.375%	02/15/35	790	792,559
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.650%	01/15/33	325	319,578
NNN REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	505	310,061
3.100%	04/15/50	1,546	984,900
3.500%	04/15/51	1,050	727,106
Realty Income Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/33	1,700	1,675,345
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,116	1,062,807
Simon Property Group LP,
Sr. Unsec’d. Notes
5.125%	10/01/35(a)	2,575	2,578,376
UDR, Inc.,
Gtd. Notes
5.125%	09/01/34	2,497	2,480,160
Gtd. Notes, MTN
4.400%	01/26/29	595	593,570
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	2,368	2,118,385
2.450%	02/01/32	343	298,983
			38,504,758
Retail — 0.1%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,426	798,576
3.300%	04/15/40	501	400,274
3.350%	04/15/50	547	377,433
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	2,508	1,765,471
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	570	457,281
			3,799,035

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.9%
Broadcom, Inc.,
Gtd. Notes
3.750%	02/15/51	502	$373,729
Sr. Unsec’d. Notes
3.419%	04/15/33	1,003	917,432
3.469%	04/15/34	733	660,588
4.550%	02/15/32	450	446,087
4.800%	02/15/36	1,711	1,666,684
5.200%	07/15/35	261	262,911
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,572	3,034,934
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	905	924,845
6.100%	01/25/36	1,418	1,462,400
6.250%	01/25/35	5,870	6,143,992
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	1,225	985,046
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31	1,745	1,601,515
4.750%	07/15/30	142	142,473
Sr. Unsec’d. Notes
5.450%	07/15/35(a)	1,446	1,469,075
5.750%	02/15/29	3,006	3,100,265
5.950%	09/15/33	3,452	3,636,663
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/33	4,073	4,352,860
6.050%	11/01/35	1,035	1,116,357
			32,297,856
Software — 0.8%
Fiserv, Inc.,
Sr. Unsec’d. Notes
5.250%	08/11/35(a)	1,520	1,477,726
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,205	721,555
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	774	561,760
3.600%	04/01/50	3,756	2,265,969
3.650%	03/25/41	3,700	2,630,561
3.950%	03/25/51	884	560,435
4.000%	07/15/46	300	202,295
4.375%	05/15/55	1,205	796,491
4.950%	02/04/31	2,520	2,466,671
5.350%	05/04/33(a)	1,459	1,419,561
5.375%	09/27/54	485	375,167
5.700%	02/04/36	1,843	1,771,888
6.000%	08/03/55	2,341	1,962,796
6.550%	02/04/46	1,462	1,364,968
6.700%	02/04/56	2,215	2,051,667
6.850%	02/04/66	1,825	1,675,516
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30	710	$699,265
4.500%	10/15/29	795	790,341
4.750%	02/15/32	530	523,273
Salesforce, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/41	1,530	1,043,154
Synopsys, Inc.,
Sr. Unsec’d. Notes
4.850%	04/01/30	1,570	1,581,689
5.000%	04/01/32(a)	731	737,262
5.150%	04/01/35(a)	1,382	1,384,502
5.700%	04/01/55	52	49,665
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.400%	06/12/29	513	523,843
			29,638,020
Telecommunications — 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	2,921	2,471,215
3.500%	06/01/41	2,681	2,078,447
3.500%	09/15/53	512	335,370
3.550%	09/15/55	2,055	1,336,154
3.650%	09/15/59	1,063	686,971
5.400%	02/15/34	938	959,048
5.550%	11/01/45	2,710	2,563,831
5.700%	11/01/54	2,013	1,887,016
6.000%	04/30/56	2,645	2,587,068
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	4,493	4,182,599
5.300%	02/15/34	740	736,958
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,351	1,428,131
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	2,649	2,518,406
3.300%	02/15/51	2,665	1,743,203
3.875%	04/15/30	3,130	3,047,145
5.125%	05/15/32	1,947	1,974,386
6.700%	12/15/33	1,598	1,758,080
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31(a)	5,024	4,410,697
5.401%	07/02/37	3,924	3,909,197
			40,613,922
Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46	362	282,658

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51	4,075	$2,648,338
4.700%	05/01/48	1,285	1,110,324
4.950%	08/15/45	285	259,824
5.950%	05/15/37	330	349,852
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	347	261,056
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	439	281,641
3.950%	10/01/42	517	420,475
4.450%	06/15/45	1,030	872,265
			6,486,433
Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.900%	10/10/30	2,235	2,220,048

Total Corporate Bonds (cost $1,220,983,276)			1,221,061,501
Municipal Bonds — 0.0%
California — 0.0%
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	—(r)	0
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	93	99,896
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	308	322,929
			422,825
New York — 0.0%
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415	346,968

Total Municipal Bonds (cost $771,230)			769,793
Residential Mortgage-Backed Securities — 1.7%
Connecticut Avenue Securities Trust,
Series 2025-R06, Class 1M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
4.612%(c)	09/25/45	1,466	1,463,869
Fannie Mae Interest Strips,
Series 369, Class 12, IO
5.500%(cc)	05/25/36	57	9,238
Series 383, Class 60, IO
6.500%	10/25/37	24	4,348
Series 417, Class C11, IO
2.500%	02/25/28	242	4,388
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae REMIC,
Series 2005-057, Class NK, 30 Day Average SOFR x (4) + 21.542% (Cap 22.000%, Floor 0.000%)
6.894%(c)	07/25/35	16	$18,602
Series 2006-02, Class LY, 30 Day Average SOFR x (16) + 94.168% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	6	6,111
Series 2006-044, Class P, PO
2.347%(s)	12/25/33	12	10,337
Series 2006-20, Class IB, IO, 30 Day Average SOFR x (1) + 6.476% (Cap 6.590%, Floor 0.000%)
2.814%(c)	04/25/36	70	6,382
Series 2006-23, Class NS, 30 Day Average SOFR x (18) + 105.939% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	20	21,424
Series 2007-058, Class SV, IO, 30 Day Average SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.974%(c)	06/25/37	73	7,077
Series 2007-102, Class SA, IO, 30 Day Average SOFR x (1) + 6.286% (Cap 6.400%, Floor 0.000%)
2.624%(c)	11/25/37	142	11,798
Series 2007-109, Class YI, IO, 30 Day Average SOFR x (1) + 6.336% (Cap 6.450%, Floor 0.000%)
2.674%(c)	12/25/37	132	14,307
Series 2008-85, Class EB
5.000%	09/25/28	3	3,406
Series 2008-91, Class SI, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
2.224%(c)	03/25/38	52	1,813
Series 2009-112, Class ST, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
2.474%(c)	01/25/40	129	12,564
Series 2009-112, Class SW, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
2.474%(c)	01/25/40	85	7,496
Series 2010-35, Class SB, IO, 30 Day Average SOFR x (1) + 6.306% (Cap 6.420%, Floor 0.000%)
2.644%(c)	04/25/40	35	2,193
Series 2010-49, Class SC, 30 Day Average SOFR x (2) + 12.431% (Cap 12.660%, Floor 0.000%)
5.107%(c)	03/25/40	19	18,991
Series 2013-13, Class IK, IO
2.500%	03/25/28	88	1,499
Series 2021-86, Class T
2.500%	09/25/48	16,710	14,920,239
Series 2022-88, Class BV
5.500%	11/25/33	2,524	2,561,575
Series 2024-14, Class CA
5.000%	01/25/46	4,958	5,063,197
Series 2025-29, Class KJ
5.250%	05/25/52	3,291	3,308,849
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.157%(s)	05/25/44	135	99,182
Series 2004-W12, Class 1PO, PO
1.256%(s)	07/25/44	88	75,191

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
1.882%(s)	02/25/44	132	$97,972
Freddie Mac REMIC,
Series 2611, Class TM, 30 Day Average SOFR x (10) + 63.855% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	7	6,886
Series 2643, Class SA, 30 Day Average SOFR x (7) + 44.756% (Cap 45.500%, Floor 0.000%)
20.886%(c)	03/15/32	2	2,519
Series 2922, Class SU, 30 Day Average SOFR x (2) + 14.071% (Cap 14.300%, Floor 0.000%)
6.727%(c)	02/15/35	25	25,474
Series 3126, Class AO, PO
1.796%(s)	03/15/36	12	10,663
Series 3201, Class IN, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
2.463%(c)	08/15/36	61	3,905
Series 3218, Class HS, IO, 30 Day Average SOFR x (1) + 7.086% (Cap 7.200%, Floor 0.000%)
3.413%(c)	09/15/26	3	13
Series 3237, Class BO, PO
2.592%(s)	11/15/36	124	105,642
Series 3306, Class TB, 30 Day Average SOFR + 2.864% (Cap 8.840%, Floor 0.000%)
6.537%(c)	04/15/37	7	7,052
Series 3306, Class TC, 30 Day Average SOFR + 2.324% (Cap 8.640%, Floor 0.000%)
5.997%(c)	04/15/37	6	6,171
Series 3385, Class SN, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
2.213%(c)	11/15/37	14	881
Series 3609, Class SA, IO, 30 Day Average SOFR x (1) + 6.226% (Cap 6.340%, Floor 0.000%)
2.553%(c)	12/15/39	124	7,805
Series 3740, Class SB, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
2.213%(c)	10/15/40	41	3,527
Series 3852, Class QN, 30 Day Average SOFR x (4) + 26.796% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	43	40,452
Series 3852, Class TP, 30 Day Average SOFR x (4) + 27.080% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	55	53,658
Series 4030, Class IL, IO
3.500%	04/15/27	7	40
Series 5195, Class CA
2.500%	12/25/47	13,099	11,798,091
Series 5202, Class AK
3.000%	10/25/49	2,902	2,674,122
Series 5534, Class AV
5.000%	04/25/36	2,260	2,278,681
Series 5574, Class BV
5.000%	08/25/36	6,299	6,361,730
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	63	$815
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	418	416,698
Series 2004-86, Class SP, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
2.310%(c)	09/20/34	16	81
Series 2006-26, Class S, IO, 1 Month SOFR x (1) + 6.386% (Cap 6.500%, Floor 0.250%)
2.710%(c)	06/20/36	96	631
Series 2007-16, Class KU, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
2.860%(c)	04/20/37	106	1,275
Series 2007-24, Class SA, IO, 1 Month SOFR x (1) + 6.396% (Cap 6.510%, Floor 0.000%)
2.720%(c)	05/20/37	269	12,276
Series 2007-58, Class SD, IO, 1 Month SOFR x (1) + 6.376% (Cap 6.490%, Floor 0.000%)
2.700%(c)	10/20/37	193	1,080
Series 2008-73, Class SK, IO, 1 Month SOFR x (1) + 6.626% (Cap 6.740%, Floor 0.000%)
2.950%(c)	08/20/38	142	4,685
Series 2008-79, Class SA, IO, 1 Month SOFR x (1) + 7.436% (Cap 7.550%, Floor 0.000%)
3.760%(c)	09/20/38	74	1,104
Series 2009-016, Class SJ, IO, 1 Month SOFR x (1) + 6.686% (Cap 6.800%, Floor 0.000%)
3.010%(c)	05/20/37	189	6,995
Series 2009-036, Class IE, IO, 1 Month SOFR x (3) + 20.285% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	377	1,724
Series 2009-065, Class LB
6.000%	07/16/39	12	12,397
Series 2009-106, Class ST, IO, 1 Month SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
2.210%(c)	02/20/38	136	1,573
Series 2009-106, Class XL, IO, 1 Month SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.960%(c)	06/20/37	83	2,774
Series 2009-127, Class IA, IO, 1 Month SOFR x (1) + 6.336% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	606	928
Series 2010-031, Class SK, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
2.310%(c)	11/20/34	83	412
Series 2010-085, Class ID, IO
6.000%	09/20/39	55	3,742
Series 2010-157, Class OP, PO
1.610%(s)	12/20/40	99	85,335
Series 2012-H24, Class FG, 1 Month SOFR + 0.544% (Cap 5.590%, Floor 0.430%)
4.213%(c)	04/20/60	—(r)	203
Series 2013-184, Class KZ
2.500%	12/20/43	906	699,721

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2013-H04, Class BA
1.650%	02/20/63	3	$2,589
Series 2013-H05, Class FB, 1 Month SOFR + 0.514% (Cap N/A, Floor 0.400%)
4.182%(c)	02/20/62	5	4,879
Series 2025-01, Class GC
3.500%	10/20/51	6,546	6,272,216
LHOME Mortgage Trust,
Series 2026-RTL01, Class A1, 144A
4.908%(cc)	01/25/41	922	918,466

Total Residential Mortgage-Backed Securities (cost $58,634,961)			59,591,959
Sovereign Bonds — 0.6%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	136,732
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 10Y
5.625%	02/19/35	4,355	4,420,325
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.771%	05/24/61	924	551,166
4.280%	08/14/41	2,969	2,326,954
5.625%	09/22/35(a)	4,335	4,191,945
6.000%	05/07/36(a)	3,717	3,692,840
6.338%	05/04/53	2,406	2,240,876
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60(a)	566	367,334
4.500%	04/01/56	200	147,800
5.227%	02/23/34	2,695	2,607,392

Total Sovereign Bonds (cost $21,074,892)			20,683,364
U.S. Government Agency Obligations — 35.8%
Federal Farm Credit Bank
0.680%	08/26/26	5,000	4,932,856
1.680%	09/17/35	12,090	9,275,782
2.100%	02/25/36	6,800	5,276,550
2.350%	03/10/36	6,390	5,165,096
2.500%	04/14/36	4,000	3,325,292
2.750%	02/02/37	7,490	6,139,895
3.360%	02/23/37	20,000	17,324,268
Federal Home Loan Bank
1.750%	04/23/30	658	597,818
1.830%	03/11/30	756	687,615
1.930%	02/11/36	12,980	10,008,399
2.090%	02/22/36	10,795	8,537,042
Federal Home Loan Mortgage Corp.
2.500%	02/01/51	847	726,982
2.500%	02/01/51	1,749	1,500,687
2.500%	03/01/51	4,485	3,850,474
2.500%	09/01/51	3,359	2,851,899
2.500%	12/01/51	347	298,012
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	01/01/52	3,818	$3,233,201
2.500%	01/01/52	19,474	16,702,013
2.500%	01/01/52	19,631	16,855,706
2.500%	03/01/52	5,906	4,997,555
2.500%	04/01/52	35,909	30,338,124
2.500%	05/01/52	16,382	13,858,380
3.000%	05/01/42	22	20,569
3.000%	05/01/42	535	496,080
3.000%	07/01/42	4	3,780
3.000%	08/01/42	5	4,694
3.000%	08/01/42	7	6,076
3.000%	08/01/42	31	28,393
3.000%	10/01/42	6	5,128
3.000%	10/01/42	21	18,995
3.000%	12/01/42	6	5,239
3.000%	01/01/43	43	39,131
3.000%	02/01/43	51	46,666
3.000%	02/01/43	142	130,288
3.000%	03/01/43	309	283,727
3.000%	03/01/43	325	298,142
3.000%	06/01/43	316	288,118
3.000%	02/01/47	1,742	1,576,111
3.000%	09/01/49	2,259	2,035,146
3.000%	07/01/50	716	635,103
3.000%	08/01/50	34,007	30,586,502
3.000%	12/01/50	3,006	2,696,540
3.000%	11/01/51	6,651	5,877,408
3.000%	02/01/52	16,969	15,004,810
3.000%	03/01/52	1,712	1,521,292
3.000%	03/01/52	8,160	7,285,619
3.000%	03/01/52	17,667	15,782,390
3.000%	05/01/52	3,497	3,089,651
3.500%	03/01/32	146	143,986
3.500%	11/01/48	4,568	4,309,097
3.500%	02/01/49	166	155,378
3.500%	07/01/50	1,260	1,167,513
3.500%	07/01/52	8,161	7,528,931
4.000%	01/01/32	97	95,843
4.000%	02/01/41	4	3,603
4.000%	02/01/41	7	6,769
4.000%	10/01/42	136	131,672
4.000%	05/01/48	464	444,642
4.000%	07/01/48	392	375,957
4.500%	08/01/30	31	30,639
4.500%	09/01/50	138	135,381
4.500%	09/01/52	41,530	40,278,403
4.500%	09/01/53	4,312	4,170,041
5.000%	06/01/30	24	23,894
5.000%	04/01/33	6	5,850
5.000%	08/01/33	—(r)	349
5.000%	08/01/33	59	59,732
5.000%	09/01/33	—(r)	137
5.000%	09/01/33	1	1,041
5.000%	10/01/33	—(r)	213
5.000%	04/01/34	—(r)	264
5.000%	11/01/34	1	1,494
5.000%	12/01/34	20	19,780

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	12/01/34	42	$42,103
5.000%	07/01/35	—(r)	268
5.000%	11/01/35	—(r)	2
5.000%	04/01/37	49	49,223
5.000%	01/01/39	13	13,478
5.000%	04/01/39	70	70,356
5.000%	07/01/39	5	5,501
5.000%	05/01/40	3,173	3,197,011
5.000%	06/01/40	10,465	10,551,137
5.000%	10/01/40	172	174,103
5.000%	03/01/49	30	30,115
5.000%	03/01/49	231	232,234
5.000%	11/01/49	321	320,697
5.000%	07/01/52	9,994	9,917,810
5.000%	09/01/52	26,054	25,825,711
5.000%	10/01/53	2,750	2,721,481
5.000%	11/01/53	47,947	47,483,017
5.000%	12/01/53	18,728	18,535,378
5.000%	12/01/55	2,772	2,745,170
5.500%	04/01/27	2	2,403
5.500%	01/01/33	15	15,342
5.500%	06/01/35	98	101,089
5.500%	12/01/52	708	714,218
5.500%	01/01/53	6,667	6,724,941
5.500%	05/01/53	35,597	35,893,033
5.500%	07/01/53	14,892	15,014,358
5.500%	10/01/54	15,959	16,176,898
5.500%	11/01/54	11,783	11,843,976
5.500%	12/01/55	2,101	2,125,269
5.500%	12/01/55	3,291	3,323,998
6.000%	01/01/53	9,881	10,142,927
6.000%	06/01/53	2,999	3,071,916
6.000%	07/01/53	2,978	3,053,207
6.000%	08/01/53	3,417	3,503,871
6.000%	08/01/53	13,847	14,390,101
6.000%	10/01/53	31,810	33,018,057
6.000%	11/01/53	6,506	6,666,139
6.000%	12/01/53	7,870	8,068,849
6.000%	01/01/54	3,472	3,565,571
6.000%	02/01/54	2,815	2,885,716
6.000%	07/01/54	31,820	32,807,805
6.000%	10/01/54	8,551	8,772,698
6.000%	11/01/54	1,384	1,411,015
6.000%	07/01/55	2,456	2,516,830
6.000%	10/01/55	1,861	1,899,508
6.000%	10/01/55	3,473	3,550,593
6.500%	08/01/27	5	4,706
6.500%	01/01/29	2	1,902
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.135% (Cap 10.750%, Floor 2.135%)
6.229%(c)	10/01/36	10	10,756
Federal National Mortgage Assoc.
2.500%	08/01/50	818	701,745
2.500%	03/01/51	415	355,964
2.500%	10/01/51	19,018	16,120,673
2.500%	11/01/51	16,667	14,141,923
2.500%	04/01/52	2,298	1,971,927
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	05/01/52	3,685	$3,156,184
3.000%	11/01/42	7	6,320
3.000%	12/01/42	6	5,746
3.000%	12/01/42	8	7,012
3.000%	12/01/42	11	9,919
3.000%	12/01/42	17	16,196
3.000%	12/01/42	19	17,339
3.000%	12/01/42	22	20,428
3.000%	12/01/42	78	72,019
3.000%	12/01/42	277	253,618
3.000%	01/01/43	2	2,052
3.000%	01/01/43	4	3,677
3.000%	01/01/43	4	3,841
3.000%	01/01/43	5	4,215
3.000%	01/01/43	5	4,677
3.000%	01/01/43	7	6,733
3.000%	01/01/43	9	7,971
3.000%	01/01/43	11	10,470
3.000%	01/01/43	14	12,643
3.000%	01/01/43	14	13,099
3.000%	01/01/43	19	17,611
3.000%	01/01/43	24	21,824
3.000%	01/01/43	32	29,650
3.000%	01/01/43	65	59,515
3.000%	03/01/43	8	7,474
3.000%	03/01/43	9	8,144
3.000%	03/01/43	58	53,404
3.000%	03/01/43	166	152,025
3.000%	03/01/43	525	481,130
3.000%	04/01/43	16	14,463
3.000%	04/01/43	28	25,422
3.000%	04/01/43	41	37,606
3.000%	04/01/43	80	72,951
3.000%	04/01/43	83	76,121
3.000%	04/01/43	91	83,291
3.000%	04/01/43	648	593,540
3.000%	05/01/43	29	26,975
3.000%	05/01/43	38	34,862
3.000%	05/01/43	85	77,356
3.000%	05/01/43	155	141,457
3.000%	05/01/43	166	152,243
3.000%	05/01/43	329	301,503
3.000%	03/01/44	395	359,679
3.000%	10/01/49	491	442,513
3.000%	03/01/50	9,891	8,844,453
3.000%	05/01/50	351	318,076
3.000%	07/01/50	337	297,510
3.000%	07/01/50	2,524	2,274,611
3.000%	08/01/50	691	612,455
3.000%	04/01/51	5,823	5,183,302
3.000%	07/01/51	19,012	16,853,313
3.000%	08/01/51	177	157,998
3.000%	08/01/51	3,937	3,490,036
3.000%	08/01/51	10,968	9,821,332
3.000%	10/01/51	30,360	26,912,552
3.000%	11/01/51	5,349	4,773,371
3.000%	01/01/52	5,620	4,985,143

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	02/01/52	3,451	$3,059,040
3.000%	03/01/52	2,125	1,890,976
3.000%	05/01/52	4,129	3,634,674
3.000%	05/01/52	7,200	6,382,381
3.000%	07/01/52	4,456	3,974,926
3.000%	07/01/52	8,844	7,784,366
3.000%	08/01/52	4,715	4,150,209
3.500%	TBA	5,860	5,371,534
3.500%	08/01/32	104	102,235
3.500%	10/01/32	320	313,239
3.500%	04/01/33	50	48,738
3.500%	04/01/33	131	127,786
3.500%	05/01/33	174	168,235
3.500%	07/01/42	354	334,584
3.500%	09/01/42	175	165,000
3.500%	10/01/42	173	162,130
3.500%	01/01/43	219	206,619
3.500%	07/01/43	206	193,158
3.500%	08/01/45	156	146,023
3.500%	11/01/48	4,294	4,031,989
3.500%	05/01/49	2,760	2,559,356
3.500%	07/01/49	4,031	3,725,451
3.500%	07/01/50	286	264,434
3.500%	08/01/52	3,865	3,577,567
3.500%	08/01/52	3,957	3,672,286
4.000%	09/01/42	166	160,136
4.000%	10/01/42	395	384,811
4.000%	11/01/45	146	140,022
4.000%	06/01/46	230	222,099
4.000%	10/01/46	17	16,730
4.000%	10/01/46	102	97,440
4.000%	05/01/47	226	216,683
4.000%	06/01/47	195	186,817
4.000%	10/01/47	218	210,133
4.000%	10/01/47	4,333	4,150,286
4.000%	12/01/47	294	281,694
4.000%	01/01/48	695	666,424
4.000%	02/01/48	210	202,025
4.000%	02/01/48	558	535,369
4.000%	06/01/48	423	405,281
4.000%	06/01/48	430	412,226
4.000%	07/01/48	152	146,046
4.000%	07/01/48	181	173,422
4.000%	07/01/48	223	214,205
4.000%	09/01/48	501	477,509
4.000%	07/01/49	281	269,112
4.000%	10/01/52	989	937,422
4.500%	06/01/26	2	1,741
4.500%	09/01/26	1	808
4.500%	10/01/42	630	627,230
4.500%	04/01/44	310	306,012
4.500%	10/01/44	1,190	1,176,739
4.500%	12/01/44	55	54,538
4.500%	07/01/47	700	689,095
4.500%	11/01/47	361	354,787
5.000%	09/01/29	16	16,361
5.000%	12/01/29	22	21,881
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	10/01/39	257	$259,388
5.000%	01/01/40	331	334,362
5.000%	07/01/41	63	64,111
5.000%	10/01/43	—(r)	280
5.000%	05/01/44	71	71,846
5.000%	12/01/44	202	203,618
5.000%	01/01/45	127	128,123
5.000%	06/01/47	12	11,972
5.000%	05/01/48	2	2,125
5.000%	07/01/48	73	72,978
5.000%	11/01/48	1,730	1,740,146
5.000%	02/01/49	3	3,249
5.000%	02/01/49	72	72,678
5.000%	03/01/49	3	3,067
5.000%	11/01/49	38	37,799
5.000%	11/01/49	157	156,684
5.000%	12/01/49	351	350,555
5.000%	01/01/50	167	167,537
5.000%	07/01/52	8,364	8,291,670
5.000%	11/01/52	37,515	37,197,770
5.000%	12/01/52	7,472	7,406,133
5.000%	05/01/53	7,192	7,127,245
5.000%	10/01/53	6,680	6,611,116
5.000%	01/01/56	11,922	11,763,014
5.500%	06/01/26	—(r)	59
5.500%	05/01/28	9	8,628
5.500%	05/01/33	62	62,701
5.500%	06/01/33	18	18,500
5.500%	10/01/33	27	27,346
5.500%	01/01/34	81	83,024
5.500%	02/01/35	37	37,578
5.500%	04/01/36	23	23,280
5.500%	04/01/37	47	47,994
5.500%	01/01/38	36	36,792
5.500%	12/01/52	15,492	15,646,280
5.500%	05/01/53	12,582	12,686,563
5.500%	07/01/53	52,457	52,868,056
5.500%	07/01/54	2,297	2,337,765
5.500%	12/01/54	6,234	6,327,869
5.500%	12/01/54	14,888	15,001,390
5.500%	03/01/55	10,789	10,980,407
5.500%	07/01/55	949	956,591
5.500%	11/01/55	1,502	1,514,886
5.500%	11/01/55	2,834	2,860,891
5.500%	11/01/55	10,129	10,179,650
6.000%	10/01/27	8	8,369
6.000%	11/01/27	8	7,724
6.000%	04/01/28	4	4,486
6.000%	05/01/28	5	4,905
6.000%	04/01/34	5	4,567
6.000%	09/01/52	5,440	5,609,119
6.000%	12/01/52	1,057	1,084,944
6.000%	12/01/52	5,087	5,231,478
6.000%	01/01/53	10,890	11,152,757
6.000%	07/01/53	10,014	10,261,601
6.000%	09/01/53	733	748,843
6.000%	04/01/54	7,151	7,309,723

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	08/01/54	1,585	$1,615,700
6.000%	09/01/54	2,161	2,207,946
6.500%	09/01/28	2	1,703
6.500%	05/01/37	4	3,873
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.375% (Cap 10.750%, Floor 2.375%)
6.406%(c)	09/01/37	26	26,467
Government National Mortgage Assoc.
2.000%	08/20/50	342	282,864
2.000%	09/20/50	531	439,297
2.000%	04/20/52	22,363	18,484,373
3.000%	08/20/52	13,907	12,448,196
3.000%	10/20/52	9,566	8,563,876
3.000%	12/20/52	16,798	15,033,025
4.000%	02/20/41	2	1,906
4.000%	10/20/41	—(r)	464
4.000%	11/20/41	3	3,054
4.000%	04/20/42	2	1,664
4.000%	10/20/42	1	1,039
4.000%	08/20/43	16	15,706
4.000%	03/20/44	2	1,477
4.000%	05/20/44	2	1,808
4.000%	11/20/44	131	126,098
4.000%	05/20/45	14	13,351
4.000%	06/20/45	197	188,565
4.000%	07/20/45	614	588,647
4.000%	10/20/52	10,950	10,373,015
4.500%	11/15/39	131	130,488
4.500%	02/20/50	2,273	2,235,202
4.500%	03/20/50	477	468,521
4.500%	04/20/50	999	980,444
4.500%	02/20/55	12,030	11,629,263
5.000%	11/15/39	441	448,800
5.000%	07/15/40	114	114,639
5.000%	07/20/49	149	150,208
5.000%	08/20/52	1,098	1,095,829
5.000%	09/20/52	14,764	14,701,203
5.000%	11/20/52	15,418	15,379,166
5.500%	07/20/54	8,279	8,418,712
5.500%	09/20/54	12,367	12,579,140
5.500%	09/20/54	16,411	16,687,371
Tennessee Valley Authority Principal Strips, Bonds
5.004%(s)	06/15/35	600	386,710

Total U.S. Government Agency Obligations (cost $1,270,161,963)			1,272,097,704
U.S. Treasury Obligations — 19.1%
U.S. Treasury Bonds
1.375%	08/15/50	23,334	11,404,492
1.875%	02/15/51	5,775	3,206,027
1.875%	11/15/51	5,255	2,886,966
2.250%	08/15/49	6,065	3,771,672
2.375%	11/15/49	30	19,116
2.875%	05/15/43	2,638	2,025,902
2.875%	05/15/52	1,050	728,109
3.000%	08/15/52	110	78,203
3.125%	05/15/48	65	48,902
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
3.375%	05/15/44	4,670	$3,816,266
3.625%	08/15/43	1,840	1,570,900
3.625%	02/15/53	15,989	12,831,172
3.625%	05/15/53	2,020	1,619,472
3.750%	11/15/43	416	360,360
3.875%	08/15/40	2,315	2,120,757
3.875%	02/15/43	12,202	10,840,714
4.000%	11/15/42	6,499	5,881,595
4.000%	11/15/52	17,103	14,695,304
4.125%	08/15/44	3,420	3,102,047
4.125%	08/15/53	1,760	1,543,850
4.250%	02/15/54	11,362	10,177,867
4.375%	05/15/40	1,247	1,210,954
4.375%	08/15/43	8,090	7,636,202
4.500%	11/15/54	12,100	11,304,047
4.625%	02/15/40	3,790	3,784,078
4.625%	05/15/44	6,120	5,935,444
4.625%	11/15/44	15,000	14,512,500
4.750%	08/15/55	1,475	1,436,973
4.875%	08/15/45	585	583,172
5.000%	05/15/45	14,575	14,766,297
U.S. Treasury Notes
0.625%	07/31/26	6,883	6,812,288
0.750%	04/30/26	5,560	5,546,534
1.000%	07/31/28	2,587	2,425,919
1.250%	03/31/28	2,470	2,349,009
1.250%	06/30/28	2,600	2,457,406
1.375%	10/31/28	780	733,505
1.750%	12/31/26	5,696	5,611,672
2.500%	03/31/27	580	573,226
2.625%	05/31/27	4,434	4,374,072
2.750%	07/31/27	4,970	4,900,692
3.375%	05/15/33	4,040	3,848,100
3.500%	09/30/27(k)	430	427,917
3.500%	10/15/28	31,220	30,980,972
3.500%	02/28/31	9,600	9,414,000
3.500%	02/15/33	90	86,611
3.625%	03/31/28	11,400	11,359,477
3.625%	08/31/29	18,000	17,863,594
3.875%	05/31/27(k)	3,047	3,048,904
3.875%	11/30/27	16,722	16,731,798
3.875%	12/31/27	2,960	2,962,081
3.875%	03/15/28	8,190	8,199,598
3.875%	06/15/28	9,565	9,579,198
3.875%	07/15/28	8,235	8,245,294
3.875%	07/31/30	5,130	5,121,584
3.875%	03/31/31	2,430	2,422,216
4.000%	06/30/28	2,760	2,771,644
4.000%	04/30/32	6,245	6,222,557
4.000%	07/31/32	6,315	6,283,918
4.125%	10/31/27	2,376	2,385,653
4.125%	11/15/27	46,405	46,604,396
4.125%	10/31/29	29,000	29,237,891
4.125%	11/30/29	97,605	98,413,291
4.125%	02/15/36	985	969,609
4.250%	02/15/28	7,470	7,527,776
4.250%	03/31/33	1,285	1,293,834

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.250%	05/15/35	2,360	$2,353,731
4.250%	08/15/35	1,880	1,873,244
4.375%	07/31/26	25,265	25,318,293
4.500%	07/15/26	4,350	4,359,006
U.S. Treasury Strips Coupon
4.280%(s)	02/15/37	9,893	6,046,881
4.337%(s)	08/15/37	19,787	11,758,404
4.484%(s)	05/15/36	2,750	1,754,687
4.699%(s)	02/15/31	75,000	61,789,230
4.706%(s)	11/15/31	33,065	26,336,152
4.717%(s)	11/15/40	6,486	3,168,741
4.736%(s)	02/15/41	4,165	2,002,624
5.072%(s)	02/15/40	13,080	6,689,303
5.113%(s)	08/15/41	7,200	3,361,195

Total U.S. Treasury Obligations (cost $690,588,771)			678,497,087

Total Long-Term Investments—95.2% (cost $3,390,734,519)			3,381,641,633

	Shares
Short-Term Investments — 7.5%
Affiliated Mutual Funds — 7.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	152,285,968	152,285,968
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $105,462,964; includes $105,162,888 of cash collateral for securities on loan)(b)(wb)	105,545,718	105,471,836

Total Affiliated Mutual Funds (cost $257,748,932)		257,757,804

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.2%
U.S. Treasury Bills
3.625%	06/30/26	6,970	6,907,382
(cost $6,907,512)

Option Purchased*~ — 0.0%
(cost $195,313)	39,063

Total Short-Term Investments (cost $264,851,757)	264,704,249

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.7% (cost $3,655,586,276)	3,646,345,882

Value
Option Written*~ — (0.0)%
(premiums received $117,188)	$(39,063)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.7% (cost $3,655,469,088)	3,646,306,819

Liabilities in excess of other assets(z) — (2.7)%	(96,048,373)

Net Assets — 100.0%	$3,550,258,446

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CA	Credit Agricole Securities Inc.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
ING	ING Financial Markets LLC
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
PO	Principal Only
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $102,648,230; cash collateral of $105,162,888 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

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AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
20 Year U.S. Treasury Bonds Futures	Call	04/24/26	$128.00		2,500		2,500	$39,063
(cost $195,313)
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
20 Year U.S. Treasury Bonds Futures	Call	04/24/26	$131.00		2,500		2,500	$(39,063)
(premiums received $117,188)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,247	2 Year U.S. Treasury Notes	Jun. 2026	$258,684,304	$(717,763)
1,332	10 Year U.S. Treasury Notes	Jun. 2026	147,914,444	(2,831,028)
977	20 Year U.S. Treasury Bonds	Jun. 2026	111,255,875	(3,516,051)
278	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	32,404,375	(1,046,100)
				(8,110,942)
Short Positions:
213	5 Year U.S. Treasury Notes	Jun. 2026	23,042,274	(71,401)
901	10 Year U.S. Ultra Treasury Notes	Jun. 2026	102,277,583	1,814,943
				1,743,542
				$(6,367,400)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A23